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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2006

Check here if Amendment [ ]; Amendment Number: _______________

  This Amendment (Check only one): [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    MRA Asset Management, LLC
Address: 16 Bridge Square
         Westport, CT 06880

Form 13F File Number;

The instructional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brad Berggren
Title: Chief Compliance Officer
Phone: 203-227-1700


/S/ Brad Berggren           Westport, CT               2/12/2007
--------------------------  -------------------------  ------------------------
[Signature]                 [City, State]              [Date]

Report Type (Check only one.)

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:            1

Form 13F Information Table Entry Total:       4,150,000

Form 13 F Information Table Value Total       159,479.5000
                                              (thousands)

List of Other Included Managers:

No. Form 13F File Number                Name
--- ----------------------------------  ----------------------------------
 1                                      William & Flora Hewlett Foundation

Other Managers Reporting for this Manager:

No. Form 13F File Number                Name
--- ----------------------------------  ----------------------------------

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
                                                          Shares/Prn                                 Voting
                                                     --------------------- Investment  Other        Authority
Name of Issuer Title of Class   CUSIP   Market Value     Amount     Sh/Prn Discretion Managers Sole  Shared        None
-------------- -------------- --------- ------------ -------------- ------ ---------- -------- ---- --------- --------------
MICROSOFT
  CORP COM     COMMON SHARES  594918104   5,972.0000        200,000   Sh      SOLE                                   200,000
HEWLETT
  PACKARD CO
  COM          COMMON SHARES  428236103 102,975.0000      2,500,000   Sh     SHARED      1                         2,500,000
AGILENT
  TECHNOLOGIES
  INC COM      COMMON SHARES  00846U101  50,532.0000      1,450,000   Sh     SHARED      1                         1,450,000
Totals                                  159,479.0000 4,150,000.0000                                           4,150,000.0000